STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory Reserves [Line Items]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Appropriation of reserves	$ 0
Restricted net assets	0	$ 28,213,892	$ 28,213,892
VIEs [Member]
Statutory Reserves [Line Items]
Restricted net assets	$ 0	$ 1,614,140	$ 1,614,140